Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Offsetting of derivatives
Offsetting of derivatives
	2Q19		4Q18
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	5.1	4.2	5.5	4.8
OTC	73.4	68.4	63.4	60.6
Exchange-traded	0.4	0.4	0.2	0.3
Interest rate products	78.9	73.0	69.1	65.7
OTC-cleared	0.2	0.2	0.1	0.2
OTC	22.3	26.8	26.9	31.1
Foreign exchange products	22.5	27.0	27.0	31.3
OTC	10.7	9.2	10.2	10.2
Exchange-traded	11.1	12.3	11.8	14.2
Equity/index-related products	21.8	21.5	22.0	24.4
OTC-cleared	3.4	3.5	1.5	1.6
OTC	3.5	4.7	3.8	4.9
Credit derivatives	6.9	8.2	5.3	6.5
OTC	1.2	0.7	1.2	0.4
Exchange-traded	0.0	0.0	0.1	0.3
Other products [1]	1.2	0.7	1.3	0.7
OTC-cleared	8.7	7.9	7.1	6.6
OTC	111.1	109.8	105.5	107.2
Exchange-traded	11.5	12.7	12.1	14.8
Total gross derivatives subject to enforceable master netting agreements	131.3	130.4	124.7	128.6
Offsetting (CHF billion)
OTC-cleared	(7.2)	(6.7)	(5.9)	(5.8)
OTC	(97.7)	(101.4)	(92.6)	(99.0)
Exchange-traded	(11.1)	(11.3)	(11.6)	(12.5)
Offsetting	(116.0)	(119.4)	(110.1)	(117.3)
of which counterparty netting	(99.9)	(99.9)	(96.9)	(96.9)
of which cash collateral netting	(16.1)	(19.5)	(13.2)	(20.4)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.5	1.2	1.2	0.8
OTC	13.4	8.4	12.9	8.2
Exchange-traded	0.4	1.4	0.5	2.3
Total net derivatives subject to enforceable master netting agreements	15.3	11.0	14.6	11.3
Total derivatives not subject to enforceable master netting agreements [2]	4.4	3.8	3.7	3.9
Total net derivatives presented in the consolidated balance sheets	19.7	14.8	18.3	15.2
of which recorded in trading assets and trading liabilities	19.6	14.8	18.3	15.2
of which recorded in other assets and other liabilities	0.1	0.0	0.0	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2Q19				4Q18
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	83.0	(13.6)	69.4		86.6	(20.9)	65.7
Securities borrowing transactions	15.1	(0.8)	14.3		12.6	(2.2)	10.4
Total subject to enforceable master netting agreements	98.1	(14.4)	83.7		99.2	(23.1)	76.1
Total not subject to enforceable master netting agreements [1]	29.8	–	29.8		41.0	–	41.0
Total	127.9	(14.4)	113.5	[2]	140.2	(23.1)	117.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 82,286 million and CHF 81,818 million of the total net amount as of the end of 2Q19 and 4Q18, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2Q19				4Q18
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	27.7	(14.4)	13.3		42.3	(22.5)	19.8
Securities lending transactions	3.9	0.0	3.9		4.2	(0.6)	3.6
Obligation to return securities received as collateral, at fair value	44.6	0.0	44.6		39.4	0.0	39.4
Total subject to enforceable master netting agreements	76.2	(14.4)	61.8		85.9	(23.1)	62.8
Total not subject to enforceable master netting agreements [1]	2.4	–	2.4		3.5	–	3.5
Total	78.6	(14.4)	64.2		89.4	(23.1)	66.3
of which securities sold under repurchase agreements and securities lending transactions	33.2	(14.4)	18.8	[2]	47.7	(23.1)	24.6	[2]
of which obligation to return securities received as collateral, at fair value	45.4	0.0	45.4		41.7	0.0	41.7
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 9,195 million and CHF 14,828 million of the total net amount as of the end of 2Q19 and 4Q18, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2Q19						4Q18
end of	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net book value	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	15.3	4.9		0.0		10.4	14.6	4.5		0.1		10.0
Securities purchased under resale agreements	69.4	69.4		0.0		0.0	65.7	65.7		0.0		0.0
Securities borrowing transactions	14.3	13.7		0.0		0.6	10.4	10.0		0.0		0.4
Total financial assets subject to enforceable master netting agreements	99.0	88.0		0.0		11.0	90.7	80.2		0.1		10.4
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.0	1.4		0.0		9.6	11.3	1.4		0.0		9.9
Securities sold under repurchase agreements	13.3	13.3		0.0		0.0	19.8	19.7		0.1		0.0
Securities lending transactions	3.9	3.5		0.0		0.4	3.6	3.2		0.0		0.4
Obligation to return securities received as collateral, at fair value	44.6	37.8		0.0		6.8	39.4	34.3		0.0		5.1
Total financial liabilities subject to enforceable master netting agreements	72.8	56.0		0.0		16.8	74.1	58.6		0.1		15.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Bank
Offsetting of derivatives
Offsetting of derivatives
	6M19		2018
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	5.1	4.2	5.5	4.8
OTC	73.4	68.4	63.4	60.7
Exchange-traded	0.4	0.4	0.2	0.3
Interest rate products	78.9	73.0	69.1	65.8
OTC-cleared	0.2	0.2	0.1	0.2
OTC	22.3	26.8	26.9	31.2
Foreign exchange products	22.5	27.0	27.0	31.4
OTC	10.7	9.2	10.2	10.3
Exchange-traded	11.1	12.3	11.8	14.2
Equity/index-related products	21.8	21.5	22.0	24.5
OTC-cleared	3.4	3.5	1.5	1.6
OTC	3.5	4.7	3.8	4.9
Credit derivatives	6.9	8.2	5.3	6.5
OTC	1.2	0.7	1.3	0.5
Other products [1]	1.2	0.7	1.3	0.5
OTC-cleared	8.7	7.9	7.1	6.6
OTC	111.1	109.8	105.6	107.6
Exchange-traded	11.5	12.7	12.0	14.5
Total gross derivatives subject to enforceable master netting agreements	131.3	130.4	124.7	128.7
Offsetting (CHF billion)
OTC-cleared	(7.2)	(6.7)	(6.0)	(5.8)
OTC	(97.7)	(101.4)	(92.5)	(99.1)
Exchange-traded	(11.1)	(11.3)	(11.6)	(12.5)
Offsetting	(116.0)	(119.4)	(110.1)	(117.4)
of which counterparty netting	(99.9)	(99.9)	(96.9)	(96.9)
of which cash collateral netting	(16.1)	(19.5)	(13.2)	(20.5)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	1.5	1.2	1.1	0.8
OTC	13.4	8.4	13.1	8.5
Exchange-traded	0.4	1.4	0.4	2.0
Total net derivatives subject to enforceable master netting agreements	15.3	11.0	14.6	11.3
Total derivatives not subject to enforceable master netting agreements [2]	4.4	3.8	3.8	3.9
Total net derivatives presented in the consolidated balance sheets	19.7	14.8	18.4	15.2
of which recorded in trading assets and trading liabilities	19.6	14.8	18.4	15.2
of which recorded in other assets and other liabilities	0.1	0.0	0.0	0.0
1 Primarily precious metals, commodity and energy products.
2 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	6M19				2018
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	83.0	(13.6)	69.4		86.6	(20.9)	65.7
Securities borrowing transactions	15.1	(0.8)	14.3		12.6	(2.2)	10.4
Total subject to enforceable master netting agreements	98.1	(14.4)	83.7		99.2	(23.1)	76.1
Total not subject to enforceable master netting agreements [1]	29.8	–	29.8		41.0	–	41.0
Total	127.9	(14.4)	113.5	[2]	140.2	(23.1)	117.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 82,286 million and CHF 81,818 million of the total net amount as of the end of 6M19 and 2018, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	6M19				2018
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	27.8	(14.4)	13.4		42.3	(22.5)	19.8
Securities lending transactions	3.9	0.0	3.9		4.2	(0.6)	3.6
Obligation to return securities received as collateral, at fair value	44.6	0.0	44.6		39.4	0.0	39.4
Total subject to enforceable master netting agreements	76.3	(14.4)	61.9		85.9	(23.1)	62.8
Total not subject to enforceable master netting agreements [1]	2.4	–	2.4		3.5	–	3.5
Total	78.7	(14.4)	64.3		89.4	(23.1)	66.3
of which securities sold under repurchase agreements and securities lending transactions	33.3	(14.4)	18.9	[2]	47.7	(23.1)	24.6	[2]
of which obligation to return securities received as collateral, at fair value	45.4	0.0	45.4		41.7	0.0	41.7
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 9,304 million and CHF 14,828 million of the total net amount as of the end of 6M19 and 2018, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	6M19						2018
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	15.3	4.9		0.0		10.4	14.6	4.5		0.1		10.0
Securities purchased under resale agreements	69.4	69.4		0.0		0.0	65.7	65.7		0.0		0.0
Securities borrowing transactions	14.3	13.7		0.0		0.6	10.4	10.0		0.0		0.4
Total financial assets subject to enforceable master netting agreements	99.0	88.0		0.0		11.0	90.7	80.2		0.1		10.4
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.0	1.4		0.0		9.6	11.3	1.4		0.0		9.9
Securities sold under repurchase agreements	13.4	13.4		0.0		0.0	19.8	19.7		0.1		0.0
Securities lending transactions	3.9	3.5		0.0		0.4	3.6	3.2		0.0		0.4
Obligation to return securities received as collateral, at fair value	44.6	37.8		0.0		6.8	39.4	34.3		0.0		5.1
Total financial liabilities subject to enforceable master netting agreements	72.9	56.1		0.0		16.8	74.1	58.6		0.1		15.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.